STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders Equity Deficit Tables
Schedule of valuation techniques warrants
September 30, 2012

Expected volatility	84%

Expected term	2.5 Years

Risk-free interest rate	0.51%

Expected dividend yield	0%

Schedule of option activity

Option activity for the nine months ended September 30, 2012 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2011	4,892,000	0.28	9.49	3,477,380
Granted	1,360,000	0.52	9.65	—
Exercised	(13,100)	0.25	8.73	1,515
Forfeited or cancelled	(1,038,650)	0.28 to 0.40	8.73	—
Expired
Options outstanding at September 30, 2012	5,200,250	0.31	8.89	—
Options expected to vest in the future at September 30, 2012	1,504,001	0.43	9.29	—
Options exercisable at September 30, 2012	3,696,249	0.26	8.73	—
Options vested, exercisable and options expected to vest at September 30, 2012	5,200,250	0.31	8.89	—

Schedule of unvested share activity

Unvested share activity for the nine months ended September 30, 2012 was as follows:

	Unvested	Weighted
	Number of	Average Grant
	Options	Fair Value
Unvested balance at December 31, 2011	1,980,416
Granted	1,015,000	0.52
Vested	(599,206)	0.17
Cancelled	(375,000)	0
Forfeited	(517,209)	0.38
Unvested balance at September 30, 2012	1,504,001	0.39